UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pike Place Capital Management LLC
Address: 535 Madison Avenue, 36th Floor
         New York, NY  10022

13F File Number:  28-11657

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-396-8796

Signature, Place, and Date of Signing:

       /s/  Mark Rosenthal     NY, NY     October 29, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $56,996 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1041    84000 SH       SOLE                    75000        0     9000
AMAG PHARMACEUTICALS INC       COM              00163U106      612    14000 SH       SOLE                    14000        0        0
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300     3386   163405 SH       SOLE                   160565        0     2840
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     4899   243718 SH       SOLE                   231618        0    12100
CACI INTL INC                  CL A             127190304     4239    89677 SH       SOLE                    86677        0     3000
CAREFUSION CORP                COM              14170T101      109     5000 SH       SOLE                     5000        0        0
DTS INC                        COM              23335C101       55     2000 SH       SOLE                        0        0     2000
GAMESTOP CORP NEW              CL A             36467W109     1856    70115 SH       SOLE                    67615        0     2500
HAYNES INTERNATIONAL INC       COM NEW          420877201       53     1650 SH       SOLE                        0        0     1650
INDEPENDENCE HLDG CO NEW       COM NEW          453440307     1131   192379 SH       SOLE                   192379        0        0
LIBERTY ACQUISITION HLDGS CO   COM              53015Y107     7228   760851 SH       SOLE                   760851        0        0
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206      196    20000 SH       SOLE                        0        0    20000
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      893  1464299 SH       SOLE                  1464299        0        0
LINCOLN EDL SVCS CORP          COM              533535100     9817   429082 SH       SOLE                   422082        0     7000
MILLER HERMAN INC              COM              600544100     1566    92615 SH       SOLE                    92615        0        0
NBTY INC                       COM              628782104     5098   128800 SH       SOLE                   123800        0     5000
REGIS CORP MINN                COM              758932107       93     6000 SH       SOLE                        0        0     6000
REIS INC                       COM              75936P105      471    86709 SH       SOLE                    86709        0        0
REPUBLIC SVCS INC              COM              760759100     2391    90000 SH       SOLE                    90000        0        0
SALLY BEAUTY HLDGS INC         COM              79546E104     2332   327962 SH       SOLE                   314962        0    13000
SAPIENT CORP                   COM              803062108     2498   310721 SH       SOLE                   295721        0    15000
SL GREEN RLTY CORP             COM              78440X101     2893    65970 SH       SOLE                    65970        0        0
WESTERN UN CO                  COM              959802109     4139   218753 SH       SOLE                   208753        0    10000